Investment Securities (Schedule Of FHN's Investment Securities) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013
Schedule of Available-for-sale Securities [Line Items]
Securities available for sale, Amortized Cost	$ 3,526,482,000	[1]	$ 3,416,283,000	[2]
Securities available for sale, Gross Unrealized Gains	57,365,000	[1]	44,876,000	[2]
Securities available for sale, Gross Unrealized Losses	(27,234,000)	[1]	(62,702,000)	[2]
Securities available for sale	3,556,613,000	[1]	3,398,457,000	[2]
Pledged available for sale securities	3,300,000,000		3,100,000,000
Schedule Of Held To Maturity Securities [Line Items]
Securities held to maturity, Amortized cost	4,292,000		0
Securities held to maturity, Gross Unrealized Gains	1,112,000
Securities held to maturity, Gross Unrealized Losses	0
Securities held to maturity, Fair Value	5,404,000
U S States And Political Subdivisions [Member]
Schedule Of Held To Maturity Securities [Line Items]
Securities held to maturity, Amortized cost	4,292,000
Securities held to maturity, Gross Unrealized Gains	1,112,000
Securities held to maturity, Gross Unrealized Losses	0
Securities held to maturity, Fair Value	5,404,000
FHN [Member]
Schedule of Available-for-sale Securities [Line Items]
Securities available for sale	2,634,000		1,643,000
FRB [Member]
Schedule of Available-for-sale Securities [Line Items]
Restricted investments	66,000,000		66,000,000
FHLB-Cincinnati Stock [Member]
Schedule of Available-for-sale Securities [Line Items]
Restricted investments	87,900,000		128,000,000
U.S. treasuries
Schedule of Available-for-sale Securities [Line Items]
Securities available for sale, Amortized Cost	100,000		39,997,000
Securities available for sale, Gross Unrealized Gains	0		0
Securities available for sale, Gross Unrealized Losses	0		(1,000)
Securities available for sale	100,000		39,996,000
Government Agency Issued Mortgage-Backed Securities ("MBS")
Schedule of Available-for-sale Securities [Line Items]
Securities available for sale, Amortized Cost	716,618,000		796,835,000
Securities available for sale, Gross Unrealized Gains	35,287,000		32,353,000
Securities available for sale, Gross Unrealized Losses	(740,000)		(5,499,000)
Securities available for sale	751,165,000		823,689,000
Government Agency Issued Collateralized Mortgage Obligations ("CMO")
Schedule of Available-for-sale Securities [Line Items]
Securities available for sale, Amortized Cost	2,615,620,000		2,335,718,000
Securities available for sale, Gross Unrealized Gains	22,026,000		12,399,000
Securities available for sale, Gross Unrealized Losses	(26,380,000)		(57,180,000)
Securities available for sale	2,611,266,000		2,290,937,000
Other U.S. Government Agencies
Schedule of Available-for-sale Securities [Line Items]
Securities available for sale, Amortized Cost	1,755,000		2,202,000
Securities available for sale, Gross Unrealized Gains	52,000		124,000
Securities available for sale, Gross Unrealized Losses	0		0
Securities available for sale	1,807,000		2,326,000
States And Municipalities
Schedule of Available-for-sale Securities [Line Items]
Securities available for sale, Amortized Cost	10,205,000		15,155,000
Securities available for sale, Gross Unrealized Gains	0		0
Securities available for sale, Gross Unrealized Losses	0		0
Securities available for sale	10,205,000		15,155,000
Equity and other
Schedule of Available-for-sale Securities [Line Items]
Securities available for sale, Amortized Cost	182,184,000	[3]	226,376,000	[4]
Securities available for sale, Gross Unrealized Gains	0	[3]	0	[4]
Securities available for sale, Gross Unrealized Losses	(114,000)	[3]	(22,000)	[4]
Securities available for sale	182,070,000	[3]	226,354,000	[4]
Schedule Of Held To Maturity Securities [Line Items]
Securities held to maturity, Amortized cost	0
Securities held to maturity, Fair Value	$ 0

[1]	Includes $3.3billion of securities pledged to secure public deposits, securities sold under agreements to repurchase, and for other purposes.
[2]	Includes $3.1 billion of securities pledged to secure public deposits, securities sold under agreements to repurchase, and for other purposes.
[3]	Includes restricted investments in FHLB-Cincinnati stock of $87.9million and FRB stock of $66.0million. The remainder is money market and cost method investments.
[4]	Includes restricted investments in FHLB-Cincinnati stock of $128.0 million and FRB stock of $66.0million. The remainder is money market, venture capital, and cost method investments.